INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Details 4) In Millions, unless otherwise specified	12 Months Ended															12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 Russia USD ($)	Dec. 31, 2014 Russia RUB	Dec. 31, 2013 Russia RUB	Dec. 31, 2012 Russia RUB	Dec. 31, 2014 Finland USD ($)	Dec. 31, 2014 Finland RUB	Dec. 31, 2013 Finland RUB	Dec. 31, 2014 US USD ($)	Dec. 31, 2014 US RUB	Dec. 31, 2013 US RUB	Dec. 31, 2012 US RUB	Dec. 31, 2014 Rest of the world USD ($)	Dec. 31, 2014 Rest of the world RUB	Dec. 31, 2013 Rest of the world RUB	Dec. 31, 2012 Rest of the world RUB	Dec. 31, 2014 Rest of the world USD ($)	Dec. 31, 2014 Rest of the world RUB	Dec. 31, 2013 Rest of the world RUB	Dec. 31, 2012 Rest of the world RUB
Revenues:
Total revenues	$ 902.4	50,767.0	39,502.0	28,767.0	$ 822.0	46,242.0	36,814.0	27,300.0								$ 80.4	4,525.0	2,688.0	1,467.0
Long-lived assets, net:
Total long-lived assets, net	$ 539.0	30,321.0	14,466.0	9,898.0	$ 375.3	21,115.0	11,998.0	8,447.0	$ 115.2	6,481.0	638.0	$ 17.9	1,002.0	841.0	1,043.0					$ 30.6	1,723.0	989.0	408.0